RESTATEMENT AND RECLASSIFICATIONS - Consolidated balance sheets (Details) ¥ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents			¥ 686,691	¥ 810,672	¥ 513,938
Time deposits		¥ 158,585	432,536
Restricted cash	$ 2	14,700
Accounts receivable, net of allowance for doubtful accounts		39,901	51,643
Amounts due from a related party		9,938	6,942
Prepaid expenses and other current assets		171,466	155,707
Total current assets		925,574	1,333,519
Time deposits		517	505
Accounts receivable, net of allowance for doubtful accounts-non current		12,157	6,404
Amounts due from a related party		6,500	6,500
Property and equipment, net		626,068	502,339
Intangible assets, net		19,046	4,753
Goodwill		52,782	3,365	3,365
Long term investments		59,651	77,170
Deferred income tax assets		916	684
Other non-current assets		122,000	78,251
Total assets		1,878,047	2,018,427
Current liabilities:
Accounts payable		18,529	11,351
Amounts due to related parties		872	216
Income taxes payable		71,847	67,333
Deferred revenue		830,019	352,260
Accrued expenses and other current liabilities		365,428	313,429
Total current liabilities		1,300,421	744,589
Other non-current liabilities		5,983	4,329
Total liabilities		1,306,404	748,918
Shareholders' equity:
Treasury shares		(457,169)	(255,103)
Additional paid-in capital		1,222,072	1,094,872
Accumulated other comprehensive income		50,472	39,372
Retained earnings		(243,162)	389,967
Total equity attributable to the shareholders of Tarena International, Inc.		572,618	1,269,509
Total liabilities and equity		¥ 1,878,047	2,018,427
As previously reported
Current assets:
Cash and cash equivalents			686,691	810,672	¥ 513,938
Time deposits			432,536	416,724
Accounts receivable, net of allowance for doubtful accounts			216,700	97,374
Amounts due from a related party			231
Prepaid expenses and other current assets			156,360	126,088
Total current assets			1,492,518	1,450,858
Time deposits			505	58,667
Accounts receivable, net of allowance for doubtful accounts-non current			14,582	1,176
Property and equipment, net			519,691	437,337
Goodwill			3,365	3,365
Long term investments			101,920	41,760
Deferred income tax assets			72,600	54,127
Other non-current assets			77,464	37,722
Total assets			2,282,645	2,085,012
Current liabilities:
Accounts payable			11,351	4,502
Amounts due to related parties				79
Income taxes payable			125,971	91,240
Deferred revenue			302,163	266,061
Accrued expenses and other current liabilities			184,646	117,867
Total current liabilities			624,131	479,749
Other non-current liabilities			4,329	7,043
Total liabilities			628,460	486,792
Shareholders' equity:
Ordinary shares			401	388
Treasury shares			(255,103)	(93,761)
Additional paid-in capital			1,094,872	995,216
Accumulated other comprehensive income			54,122	58,204
Retained earnings			759,893	638,173
Total equity attributable to the shareholders of Tarena International, Inc.			1,654,185	1,598,220
Total liabilities and equity			2,282,645	2,085,012
Restatement adjustments
Current assets:
Accounts receivable, net of allowance for doubtful accounts			(165,057)	(79,059)
Amounts due from a related party			6,711	4,978
Prepaid expenses and other current assets			(653)	5,017
Total current assets			(158,999)	(69,064)
Accounts receivable, net of allowance for doubtful accounts-non current			(8,178)	8,089
Amounts due from a related party			6,500	6,500
Property and equipment, net			(17,352)	(10,336)
Intangible assets, net			4,753	5,194
Long term investments			(24,750)
Deferred income tax assets			(66,979)	(49,575)
Other non-current assets			787	(1,810)
Total assets			(264,218)	(111,002)
Current liabilities:
Amounts due to related parties			216	447
Income taxes payable			(58,638)	(40,853)
Deferred revenue			50,097	62,721
Accrued expenses and other current liabilities			128,783	51,655
Total current liabilities			120,458	73,970
Total liabilities			120,458	73,970
Shareholders' equity:
Accumulated other comprehensive income			(14,750)
Retained earnings			(369,926)	(184,972)
Total equity attributable to the shareholders of Tarena International, Inc.			(384,676)	(184,972)
Total liabilities and equity			(264,218)	(111,002)
As Restated
Current assets:
Cash and cash equivalents			686,691	810,672
Time deposits			432,536	416,724
Accounts receivable, net of allowance for doubtful accounts			51,643	18,315
Amounts due from a related party			6,942	4,978
Prepaid expenses and other current assets			155,707	131,105
Total current assets			1,333,519	1,381,794
Time deposits			505	58,667
Accounts receivable, net of allowance for doubtful accounts-non current			6,404	9,265
Amounts due from a related party			6,500	6,500
Property and equipment, net			502,339	427,001
Intangible assets, net			4,753	5,194
Goodwill			3,365	3,365
Long term investments			77,170	41,760
Deferred income tax assets			5,621	4,552
Other non-current assets			78,251	35,912
Total assets			2,018,427	1,974,010
Current liabilities:
Accounts payable			11,351	4,502
Amounts due to related parties			216	526
Income taxes payable			67,333	50,387
Deferred revenue			352,260	328,782
Accrued expenses and other current liabilities			313,429	169,522
Total current liabilities			744,589	553,719
Other non-current liabilities			4,329	7,043
Total liabilities			748,918	560,762
Shareholders' equity:
Ordinary shares			401	388
Treasury shares			(255,103)	(93,761)
Additional paid-in capital			1,094,872	995,216
Accumulated other comprehensive income			39,372	58,204
Retained earnings			389,967	453,201
Total equity attributable to the shareholders of Tarena International, Inc.			1,269,509	1,413,248
Total liabilities and equity			¥ 2,018,427	¥ 1,974,010